EquiFund(R)
                               The Wright EquiFund
                                  Equity Trust


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Description of art work on front cover of the report.

EquiFund logo in center of page with a globe underneath it, all of which is set on a blue background.
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                                  Annual Report
                             as of December 31, 1998

                               THE WRIGHT EQUIFUND
                                  EQUITY TRUST




     The Wright EquiFund Equity Trust (EquiFund) is an open-end, management investment company, known as a mutual fund, registered as a diversified investment company under the Investment Company Act of 1940. EquiFund consists of four separate and distinct non-diversified series or funds.



                         Wright EquiFund -- Hong Kong/China
                         Wright EquiFund -- Japan
                         Wright EquiFund -- Mexico
                         Wright EquiFund -- Netherlands


                              Investment Objective

     Each Fund of EquiFund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected from the publicly traded companies in the National Equity Index for the nation or nations in which each Fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person are included in the National Equity Indexes.







                                TABLE OF CONTENTS





     Investment Objective...........Inside Front Cover

    Letter To Shareholders......................... 1
    Management Discussion.......................... 2

     Wright EquiFunds
     Dividend Distributions:

       Hong Kong/China.............................. 5
       Japan........................................ 5
       Mexico....................................... 6
       Netherlands.................................. 6

     Wright EquiFund -- Hong Kong/China
       Portfolio of Investments......................7

     Wright EquiFund -- Japan
       Portfolio of Investments......................8

     Wright EquiFund -- Mexico
       Portfolio of Investments......................9

     Wright EquiFund -- Netherlands
       Portfolio of Investments.....................10

     Statements of Assets & Liabilities.............11

     Statements of Operations.......................12

     Statements of Changes in Net Assets............13

     Financial Highlights...........................15

     Notes to Financial Statements..................19

LETTER TO SHAREHOLDERS
===============================================================================



                                                     February 1999



Dear Shareholders:

Global stock markets were mixed during 1998, as U.S. and European stock prices rose, while Japan was down slightly in yen terms (but up slightly in dollars) and the rest of Asia averaged a slight loss in both local currency and dollar terms. Asia's continuing recessions and currency weakness in Brazil and debt defaults in Russia spooked global investors. At the height of the global market weakness last summer and fall, world stock prices were off on the order of 20% within the space of a few months.

Following the worst quarter for the world's stock markets since 1990, stock prices came back strongly in the fourth quarter of 1998. Some well-timed interest rate cuts by the Federal Reserve helped to stem last autumn's flight from stocks. Once the Fed indicated that it would intervene to prevent the Asian credit crunch from reaching the U.S., stock prices rebounded with their best gains since the first quarter of 1987. Central banks around the world followed the Fed's lead, bringing interest rates lower. Foreign stocks also took their cue from the U.S., rising virtually everywhere. Except for Japan, which got most of its gain from a rising yen, Asian markets rebounded strongly in 1998's final quarter, outdistancing even the U.S. and Euro markets.

Wild swings in investment sentiment - from July's heady optimism to the despair of August back to renewed bullishness in January 1999 - point up a new volatility in U.S. and foreign stocks. In fact, over the past 18 months, stock market fluctuations have been growing steadily. Since last August, as stock prices have regained momentum, investor confidence has grown into what appears to be full-blown euphoria in early 1999.

The U.S. economy continues to sail along at a good clip, with consumers showing little concern over international economic difficulties. U.S. manufacturing has been the one sector affected by the Asian recession, and the economies of Europe have shown even more signs of slowing. Still, at this point, it appears more likely that the U.S. economy will lend support to the struggling economies of the world in 1999, rather than being dragged down to their levels. Some slowing in economic growth is almost certainly coming, but Wright still believes that the global economy will continue to expand modestly, with inflation staying low, in 1999.

The paragraphs on the following pages discuss the economic, political and market factors affecting the investment performance of the Wright EquiFund Equity Funds during 1998 and prospects for 1999.

                                                 Sincerely,

                                             /s/ Peter M. Donovan

                                                  Peter M. Donovan
                                                  President

MANAGEMENT DISCUSSION
===============================================================================





HONG KONG/CHINA

On the strength of a strong advance in October, Hong Kong stocks rose on the order of 30% in the fourth quarter of 1998. Despite this broad rebound, the Hong Kong stock market was weak for all of 1998, the second straight year of negative stock returns. Concern that China's problems with bad bank loans would spread to Hong Kong banks, along with Brazil's currency devaluation, worried Hong Kong investors last year and early in 1999 as well.

The weak economy has resulted in consumer prices declining 0.7% year over year in November 1998, Hong Kong's first flirtation with deflation in more than 20 years. Property prices were down sharply for the year; the number of transactions was down 46% from 1997, while the value of transactions fell 61%. The unemployment rate rose to 5.5% for the three months through November from 5.2% in the three months to October. Hong Kong banks cut lending rates twice during December for a total of 25 basis points. The prime rate is now down to 9.0%, practically back to its pre-crisis level of 8.5%.



JAPAN

The FT/S&P Actuaries total return index for Japanese stocks fell 8% in terms of yen during 1998, the weakest local currency performance among the G-7 stock markets. In dollars, the Japanese stock market returned about 7% for the year, due mostly to the better-than-25% appreciation of the yen against the dollar from July through December 1998. The yen's big rise in the fourth quarter transformed a relatively modest 5% return on Japanese stocks (the rest of the world averaged a 21% advance) into a 27% return for dollar-based investors.

Ten-year Japanese government bond yields declined sharply over the first three quarters of 1998, hitting a low of 0.7% in September before rebounding to 2.2% at year end 1998. The recent rise in rates - which partly explains the rise in the yen and the relative weakness of stocks - stems from the government's ballooning budget deficit. In an effort to lift the economy out of the worst recession in the postwar period, policy makers have fashioned a massive fiscal stimulus; the prospect of a huge increase in government borrowing has lifted yields on government bonds. At the same time, evidence of economic recovery remains sparse. If rates stay high or go higher, it could easily intensify Japan's credit crunch, while the increase in value of the yen might hurt exports, the one sector providing support to the economy. In January 1999, Japanese authorities intervened in the currency market to buy dollars, trying to limit the yen's rise, and they are also beginning to take steps to stem the rise in bond yields. Long-term recovery in the Japanese economy and stock market will probably require monetary easing, lower interest rates and, most important, reform and liberalization of the Japanese economic system and markets. Consensus forecasts do not yet reflect any significant turnaround in Japan's economy: real GDP is expected to decline 0.7% in 1999 on top of a 2.8% drop estimated for 1998.


MEXICO

Although Mexican stock prices and the value of the peso strengthened late in the year, 1998's full-year performance was negative: as measured by the FT/S&P Mexican total return index, stocks lost 21% in pesos (35% in dollars) last year. The peso depreciated nearly 20% in value compared with the U.S. dollar last year, and Brazil's devaluation in January has undermined the stabilization seen in the peso and in Mexican stock prices during the fourth quarter.

In order to hold the government budget deficit at 1.25% of GDP despite falling oil revenues in 1998, Mexico's Congress passed what has been called the most austere budget in modern times. Congress also passed a bill lifting restrictions on foreign ownership of large Mexican banks, which have still not completely recovered from the 1995 financial crisis. The new law ought to make it easier for the banks to raise new capital. In December, Mexican consumer prices rose at their fastest rate in two years, pushing the year's inflation up to 19%. Economists expect 1999 inflation to exceed the government's 13% target; the government's 3% GDP growth target for 1999 looks to be more realistic.


NETHERLANDS

Preliminary reports indicate that the Dutch economy grew 3.8% in 1998, the best growth since 1990. Consumer spending has been strong, while manufacturing had a "very modest year," according to the government statistics bureau. Citing weaker exports, the central bank expects growth to slow to 2% this year, while the government forecasts 2 1/4%, and private economists are targeting 2 1/2%. There has been some concern about rising inflation higher taxes and strong consumer demand have pushed prices up - but slowing economic growth is expected to keep the price rise under 2% during 1999 and maybe closer to 1%. The Dutch jobs market remains tight, with the unemployment rate slipping to 3.7% in December, down from 4.9% a year earlier and the lowest level in 17 years.

The Dutch stock market ended 1998 on a strong note, with the FT/S&P Actuaries total return index for the Netherlands rising 23% in guilders (24% in dollars) during the fourth quarter. On the basis of its late strength, the Dutch market advanced 22% (32%) for all of 1998, slightly ahead of the European region's average gain of 21.5% (27%). Dutch stocks opened 1999 with a 3.4% decline in January (6.6% in dollars), the weakest performance of the 11 Euro markets.


                     ---------------------------------


INVESTORS ARE REMINDED THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND THAT INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INTERNATIONAL INVESTING SUCH AS CURRENCY FLUCTUATIONS AND POTENTIAL POLITICAL INSTABILITY.

THE WRIGHT EQUIFUND EQUITY TRUST

WRIGHT EQUIFUND - HONG KONG/CHINA
Growth of $10,000 invested 7/1/90* through 12/31/98

                                    Annual Total Return
                            Lst 1 Yr        Lst 5 yr      Since Inception*
EquiFund - Hong Kong/China  -18.7%           -13.5%            +1.7%
Hang Seng Index              -0.7%            +0.9%           +19.0%
FT-World ex US Index        +16.2%            +8.3%            +6.5%

The cumulative total return of a U.S. $10,000 investment in the EQUIFUND - HONG KONG/CHINA at inception on 7/1/90 would have grown to $11,547 by December 31, 1998.

The following plotting points are used for comparison in the total investment return mountain chart.

Date            EquiFund        Hang Seng       FT-World
            Hong Kong/China       Index        ex US Index

07/01/90         $10,000        $10,000          $10,000

12/31/90          $8,280         $9,374           $8,813
12/31/91         $11,123        $13,861           $9,987
12/31/92         $12,929        $18,642           $8,682
12/31/93         $23,830        $41,893          $11,483
12/31/94         $15,005        $29,788          $12,443
12/31/95         $15,250        $38,336          $13,743
12/31/96         $19,515        $53,305          $14,637
12/31/97         $14,195        $44,039          $14,754
12/31/98         $11,547        $43,722          $17,139
--------------------------------------------------------------------------------

THE WRIGHT EQUIFUND  EQUITY TRUST

WRIGHT EQUIFUND - JAPAN
Growth of $10,000 invested 2/1/94* through 12/31/98

                              Annual Total Return
                           Lst 1 Yr      Since Inception*
EquiFund - Japan             +5.4%            -6.2%
Tokyo SE Index               +8.2%            -7.9%
FT-World ex US Index        +16.2%            +6.7%

The cumulative total return of a U.S. $10,000 investment in the EQUIFUND - JAPAN at inception on 2/1/94 would have declined to $7,302 by December 31, 1998.

The following plotting points are used for comparison in the total investment return mountain chart.

    Date    EquiFund    Tokyo SE    FT-World
              Japan      Index     ex US Index

  02/01/94  $10,000     $10,000     $10,000

  12/31/94   $9,783     $10,409      $9,993
  12/31/95   $8,892     $10,244     $11,037
  12/31/96   $8,082      $8,601     $11,755
  12/31/97   $6,927      $6,168     $11,849
  12/31/98   $7,302      $6,671     $13,764
--------------------------------------------------------------------------------

THE WRIGHT EQUIFUND  EQUITY TRUST

WRIGHT EQUIFUND - MEXICO
Growth of $10,000 invested 8/1/94* through 12/31/98

                                       Annual Total Return
                                  Lst 1 Yr        Since Inception*
EquiFund - Mexico                  -37.2%             -13.6%
Mexican Bolsa IPC Index            -38.3%             -12.7%
FT-World ex US Index               +16.2%              +7.1%

The cumulative total return of a U.S.$10,000 investment in the EQUIFUND- MEXICO at inception on 8/1/94 would have declined to $5,247 by December 31, 1998.

The following plotting points are used for comparison in the total investment return mountain chart.

Date            EquiFund        Mexican Bolsa IPC       FT-World
                 Mexico              Index             ex US Index

08/01/94        $10,000             $10,000              $10,000

12/31/94        $6,909               $6,603               $9,812
12/31/95        $4,604               $4,958              $10,837
12/31/96        $5,869               $5,849              $11,541
12/31/97        $8,356               $8,898              $11,634
12/31/98        $5,247               $5,488              $13,514
--------------------------------------------------------------------------------

THE WRIGHT EQUIFUND  EQUITY TRUST

WRIGHT EQUIFUND - NETHERLANDS
Growth of $10,000 invested 7/1/90* through 12/31/98

                                       Annual Total Return
                                 Lst 1 Yr   Lst 5 yr    Since Inception*
EquiFund - Netherlands            +24.5%     +21.1%         +12.3%
CBS Total Return General Index    +31.8%     +25.8%         +20.6%
FT-World ex US Index              +16.2%      +8.3%          +6.5%

The cumulative total return of a U.S. $10,000 investment in the EQUIFUND - NETHERLANDS at inception on 7/1/90 would have grown to $26,901 by December 31, 1998.

The following plotting points are used for comparison in the total investment return mountain chart.

    Date      EquiFund    CBS Total Return    FT-World
             Netherlands    General Index    ex US Index

  07/01/90    $10,000          $10,000        $10,000

  12/31/90     $8,570           $9,548         $8,813
  12/31/91     $9,427          $11,197         $9,987
  12/31/92     $8,654          $11,340         $8,682
  12/31/93    $10,344          $15,636        $11,483
  12/31/94    $11,552          $17,898        $12,443
  12/31/95    $13,728          $23,150        $13,743
  12/31/96    $18,704          $30,004        $14,637
  12/31/97    $21,614          $37,350        $14,754
  12/31/98    $26,901          $49,216        $17,139
--------------------------------------------------------------------------------

NOTES: *: For comparison with other averages, the investment results are shown from the closest month end since each Fund's inception. The investment results of EquiFund are net of all fees and expenses including withheld dividend taxes charged to the Fund. No fees, expenses or taxes have been deducted from the other averages. The Total Investment Return is the % return of an initial U.S. $10,000 investment made at the beginning of the period to the ending redeemable value assuming all dividends and distributions are reinvested. Past performance is not predictive of future performance.

                          DIVIDEND DISTRIBUTIONS
================================================================================


                 N.A.V.    Distri-     Distri-                     Value        12 Month        5 Year           Cum.
  Period           Per     bution      bution       Shares        $1,000       Investment     Investment      Investment
  Ending          Share    $  P/S     in Shares      Owned       Investment      Return         Return          Return
                                                                                             (Annualized)    (Annualized)
----------------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - HONG KONG/CHINA
--------------------------------------
   6/28/90       $10.00                             100.00      $1,000.00

   Dec. 97        11.98                             118.49       1,419.50       -27.26%           1.89%          4.78%

   Jan. 98        10.17                             118.49       1,205.03       -37.65%          -1.94%          2.49%
   Feb. 98        11.56                             118.49       1,369.73       -28.51%          -1.13%          4.19%
   Mar. 98        11.48                             118.49       1,360.25       -24.52%          -1.46%          4.05%
   Apr. 98        10.39                             118.49       1,231.10       -33.14%          -4.30%          2.69%
   May  98         9.02                             118.49       1,068.77       -47.86%          -8.26%          0.84%
   Jun. 98         8.30                             118.49         983.46       -54.52%          -9.26%         -0.21%
   Jul. 98         7.73                             118.49         915.92       -59.74%          -9.89%         -1.08%
   Aug. 98         6.82                             118.49         808.09       -59.31%         -13.40%         -2.58%
   Sep. 98         7.51                             118.49         889.85       -57.62%         -11.99%         -1.41%
   Oct. 98         9.66                             118.49       1,144.60       -21.97%         -10.33%          1.63%
   Nov. 98        10.07                             118.49       1,193.18       -15.66%          -9.56%          2.12%
   Dec. 98         9.21     0.55      0.05814       125.38       1,154.73       -18.65%         -13.49%          1.71%


----------------------------------------------------------------------------------------------------------------------------------


   WRIGHT EQUIFUND - JAPAN
-----------------------------
   2/14/94       $10.00                             100.00      $1,000.00

   Dec. 97         6.84                             101.28         692.72       -14.29%              -          -9.04%

   Jan. 98         7.16                             101.28         725.13        -3.76%              -          -7.79%
   Feb. 98         6.90                             101.28         698.80       -10.62%              -          -8.49%
   Mar. 98         6.70                             101.28         678.54       -12.76%              -          -8.98%
   Apr. 98         6.70                             101.28         678.54       -14.97%              -          -8.81%
   May  98         6.43                             101.28         651.20       -25.75%              -          -9.51%
   Jun. 98         6.50                             101.28         658.29       -28.34%              -          -9.12%
   Jul. 98         6.52                             101.28         660.31       -28.59%              -          -8.89%
   Aug. 98         6.03                             101.28         610.69       -25.09%              -         -10.29%
   Sep. 98         6.00                             101.28         607.65       -28.23%              -         -10.21%
   Oct. 98         6.49                             101.28         657.28       -17.32%              -          -8.53%
   Nov. 98         6.91                             101.28         699.81        -4.95%              -          -7.18%
   Dec. 98         7.21                             101.28         730.19         5.41%              -          -6.25%
----------------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - MEXICO
-----------------------------
   8/02/94       $10.00                             100.00      $1,000.00

   Dec. 97         7.66                             109.09         835.63        42.38%              -          -5.12%

   Jan. 98         6.61                             109.09         721.08        15.36%              -          -8.92%
   Feb. 98         6.86                             109.09         748.35        17.47%              -          -7.79%
   Mar. 98         7.14                             109.09         778.90        23.53%              -          -6.60%
   Apr. 98         7.30                             109.09         796.35        28.52%              -          -5.90%
   May  98         6.37                             109.09         694.90         5.64%              -          -9.07%
   Jun. 98         5.95                             109.09         649.08       -10.93%              -         -10.47%
   Jul. 98         6.01                             109.09         655.63       -19.87%              -         -10.03%
   Aug. 98         3.84                             109.09         418.90       -45.69%              -         -19.21%
   Sep. 98         4.32                             109.09         471.27       -47.06%              -         -16.54%
   Oct. 98         4.85                             109.09         529.08       -27.61%              -         -13.92%
   Nov. 98         4.71                             109.09         513.81       -34.94%              -         -14.26%
   Dec. 98         4.81                             109.09         524.72       -37.21%              -         -13.59%

----------------------------------------------------------------------------------------------------------------------------------


   WRIGHT EQUIFUND - NETHERLANDS
----------------------------------
   6/28/90       $10.00                             100.00      $1,000.00

   Dec. 97         9.81    0.550     0.056643       220.32       2,161.38        15.56%          20.09%         10.82%

   Jan. 98         9.99                             220.32       2,201.04        20.36%          20.19%         10.96%
   Feb. 98        11.02                             220.32       2,427.98        26.43%          22.12%         12.28%
   Mar. 98        11.36                             220.32       2,502.89        28.38%          21.93%         12.58%
   Apr. 98        11.49                             220.32       2,531.53        31.25%          22.02%         12.60%
   May  98        12.11                             220.32       2,668.13        31.65%          23.55%         13.21%
   Jun. 98        12.03                             220.32       2,650.50        24.99%          24.45%         12.97%
   Jul. 98        12.32                             220.32       2,714.40        21.55%          24.62%         13.16%
   Aug. 98        11.15                             220.32       2,456.62        19.25%          19.76%         11.64%
   Sep. 98        10.39                             220.32       2,289.17         2.99%          18.45%         10.56%
   Oct. 98        10.84                             220.32       2,388.32        11.86%          18.65%         11.02%
   Nov. 98        11.42                             220.32       2,516.11        17.61%          20.09%         11.59%
   Dec. 98        11.70    0.477     0.043562       229.92       2,690.09        24.46%          21.07%         12.35%
----------------------------------------------------------------------------------------------------------------------------------

Wright EquiFund - Hong Kong/China
Portfolio of Investments as of December 31, 1998
===============================================================================

Shares     Description                              Value
-------------------------------------------------------------------------------


AEROSPACE - 2.4%
  138,800  Hong Kong Aircraft Engineering Co.   $   189,916
                                                 ----------


DIVERSIFIED - 14.3%
  109,000  Hutchison Whampoa Ltd.               $   770,330
  141,000  New World Development                    354,912
                                                 ----------
                                                $ 1,125,242
                                                 ----------


ELECTRICAL - 5.2%
  158,800  Johnson Electric Holdings-500        $   407,915
                                                 ----------


FINANCIAL - 32.8%
  202,004  Bank of East Asia Hong Kong          $   352,014
  207,000  Guoco Group Ltd.                         348,696
   40,900  Hang Seng Bank                           365,603
   48,585  HSBC Holdings PLC                      1,210,392
   89,640  Wing Lung Bank                           311,258
                                                 ----------
                                                $ 2,587,963
                                                 ----------



PRINTING & PUBLISHING - 4.5%
  700,000 South China Morning Post(Hold.) Ltd.  $   359,171
                                                 ----------



REAL ESTATE & OTHER FINANCIALS - 14.0%
   48,000  Cheung Kong (Holdings) Ltd.          $   345,424
   71,000  Henderson Land Devel. Co. Ltd.           367,510
   53,193  Sun Hung Kai Properties Ltd.             387,944
                                                 ----------
                                                $ 1,100,878
                                                 ----------



RETAILERS - 4.3%
  500,000  Jardine Int'l. Motor Holdings        $   198,464
  455,000  Sime Darby Hong Kong Limited             138,021
                                                 ----------
                                                $   336,485
                                                 ----------



TRANSPORTATION - 4.6%
  369,000  Cathay Pacific Airways Ltd.          $   366,762
                                                 ----------


UTILITIES - 13.7%
  286,716  Hong Kong & China Gas                $   364,548
  120,000  Hong Kong Electric Holdings Ltd.         364,012
  200,490  Hong Kong Telecom                        350,670
                                                 ----------
                                                $ 1,079,230
                                                 ----------



MISCELLANEOUS - 4.8%
  176,000  Citic Pacific Ltd.                   $   379,399
                                                 ----------


WARRANTS - 0.0%
  9,078    Hong Kong & China Gas*               $         0
                                                 -----------

Total Investments
(identified cost, $6,641,114) - 100.6%          $ 7,932,961


Other Assets, Less Liabilities - (0.6%)            (50,028)
                                                 ----------



Net Assets - 100.0%                             $ 7,882,933
                                                ===========


* Non-income producing security.

See notes to financial statements

Wright EquiFund - Japan
Portfolio of Investments as of December 31, 1998
===============================================================================

Shares     Description                              Value
-------------------------------------------------------------------------------


AUTOMOTIVE - 19.1%
   9,000   Honda Motor Co. Ltd.                 $   294,107
  20,000   Toyota Motor Corp.                       540,826
                                                 ----------
                                                $   834,933
                                                 ----------


BEVERAGES - 2.0%
   4,000   Mikuni Coca-Cola Bottling            $    85,088
                                                 ----------



CHEMICALS - 7.5%
   7,000   Bridgestone Corp.                    $   158,152
   7,000   Shin-Etsu Chemical Co., Ltd.             167,709
                                                 ----------
                                                $   325,861
                                                 ----------


DRUGS, COSMETICS & HEALTHCARE - 10.3%
   3,365   Santen Pharmaceutical                $    65,060
   7,000   Taisho Pharmaceutical Co. Ltd.           191,755
   5,000   Takeda Chem Industries Ltd.              191,579
                                                 ----------
                                                $   448,394
                                                 ----------


ELECTRONICS - 24.7%
   2,000   Aiwa Co., Ltd.                       $    52,497
   1,500   Hirose Electronics Co., Ltd.             104,510
     850   Keyence Corp.                            104,069
   3,000   Kyocera Corp.                            157,756
   4,000   Murata Mfg. Co. Ltd.                     155,730
   3,200   Sony Corp.                               231,974
   3,000   TDK Corp.                                272,968
                                                 ----------
                                                $ 1,079,504
                                                 ----------



MACHINERY & EQUIPMENT - 5.5%
   9,000   Canon Inc.                           $   191,447
   7,000   Tsukishima Kikai Co., Ltd.                50,929
                                                 ----------
                                                $   242,376
                                                 ----------



PAPER - 2.1%
   2,000   Uni-Charm Corporation                $    93,367
                                                 ----------



PRINTING & PUBLISHING - 4.0%
  11,000   Dai Nippon Printing Co. Ltd.         $   174,597
                                                 ----------



RECREATION - 8.2%
   5,000   Fuji Photo Film Co., Ltd.            $   184,973
   1,800   Nintendo Co., Ltd.                       172,818
                                                 ----------
                                                $   357,791
                                                 ----------


RETAILERS - 6.9%
   2,460   Familymart                           $   122,209
   2,000   Shimamura Co., Ltd.                       90,902
   2,800   York-Benimaru Co., Ltd.                   88,540
                                                 ----------
                                                $   301,651
                                                 ----------


MISCELLANEOUS - 7.2%
   3,000   Autobacs Seven Co., Ltd.             $   100,414
     300   Bellsystem24 Inc.                         66,590
   3,000   Hoya Corp.                               145,336
                                                 ----------
                                                $   312,340
                                                 ----------


Total Investments
(identified cost, $3,690,547) - 97.5%           $ 4,255,902


Other Assets, Less Liabilities - 2.5%               108,916
                                                 ----------



Net Assets - 100.0%                             $ 4,364,818
                                                 ===========




See notes to financial statements

Wright EquiFund - Mexico
Portfolio of Investments as of December 31, 1998
================================================================================

Shares     Description                              Value
-------------------------------------------------------------------------------


BEVERAGES - 16.1%
 150,000   Fomento Economico Mexicano           $   406,613
 122,500   Grupo Continental SA-Ser CP              296,201
  18,600   Panamerican Beverages Inc.               405,713
 225,000   Pepsi-Gemex SA de CV                     295,305
                                                 ----------
                                                $ 1,403,832
                                                 ----------


CHEMICALS - 4.4%
  66,000   Empresas La Moderna SA De CV         $   389,137
                                                 ----------



CONSTRUCTION - 9.7%
  87,000   Apasco SA                            $   306,542
 174,314   Cemex SA - CPO                           375,730
 345,000   Grupo Cementos Chihuahua-B               165,447
                                                 ----------
                                                $   847,719
                                                 ----------



DIVERSIFIED - 16.4%
 147,213   Alfa SA-A                            $   403,517
 455,000   Desc Sociedad de Fomento Indl.           385,866
 117,000   Grupo Carso SA                           396,890
 100,000   Grupo Industrial Saltillo SA             249,369
                                                 ----------
                                                $ 1,435,642
                                                 ----------



FOOD - 6.3%
 180,000   Grupo Industrial Bimbo-Ser A         $   345,280
 250,000   Grupo Industrial Maseca SA De CV         201,918
                                                 ----------
                                                $   547,198
                                                 ----------


METAL PRODUCERS - 4.1%
 160,000   Grupo Mexico SA Ser B                $   355,376
                                                 ----------



METAL PRODUCTS MFRS. - 2.6%
  35,000   Tubos De Acero                       $   226,148
                                                 ----------



REAL ESTATE & OTHER FINANCIALS - 4.9%
 325,000   Grupo Financieri Banamex*            $   425,896
                                                 ----------



RECREATION - 4.3%
  30,000   Grupo Televisa SA-Ser CPO            $   374,659
                                                 ----------


RETAILERS - 15.2%
 509,920   Cifra SA de CV B                     $   617,773
 447,000   Controladora Coml Mexicana               315,901
 123,000   Organizacion Soriana SA de CV            397,375
                                                 ----------
                                                $ 1,331,049
                                                 ----------


UTILITIES - 12.7%
 457,000   Telefonos de Mexico                  $ 1,107,320
                                                 ----------


Total Investments
(identified cost, $9,010,177) - 96.7%           $ 8,443,976


Other Assets, Less Liabilities - 3.3%               292,626
                                                 ----------



Net Assets - 100.0%                             $ 8,736,602
                                                 ===========


* Non-income producing security.

See notes to financial statements

Wright EquiFund - Netherlands
Portfolio of Investments as of December 31, 1998
================================================================================

Shares     Description                              Value
-------------------------------------------------------------------------------

BEVERAGES - 3.7%
  12,075   Heineken N.V.                        $   725,514
                                                 ----------

CHEMICALS - 4.8%
  16,000   Akzo Nobel N.V.                      $   727,389
     300   Deceuninck Plastics Inds. SA              96,977
   1,900   Tessenderlo Chemie SA                    109,922
                                                 ----------
                                                $   934,288
                                                 ----------

CONSTRUCTION - 2.8%
   1,150   Cimenteries CBR Cementbedrijven SA   $   113,104
  11,158   Koninklijke Boskalis Westminster NV      179,767
  10,900   NBM-Amstelland NV                        255,591
                                                 ----------
                                                $   548,462
                                                 ----------

DIVERSIFIED - 3.0%
   9,200   Internatio-Mueller N.V.              $   227,468
  10,711   Stork N.V.                               244,325
      20   UCB SA                                   122,650
                                                 ----------
                                                $   594,443
                                                 ----------

ELECTRONICS - 10.4%
     430   Barco (Belgian American Radio Corp.) $   120,654
   7,000   Cap Gemini NV                            487,584
  13,058   Getronics N.V.                           645,714
  10,000   Philips Electronics NV                   669,963
     900   Telinfo NV                               105,699
                                                 ----------
                                                $ 2,029,614
                                                 ----------

FINANCIAL - 4.3%
  34,342   ABN Amro Holdings                    $   721,279
   1,500   KBC Bancassurance Holding SA             118,021
                                                 ----------
                                                $   839,300
                                                 ----------

FOOD - 16.2%
   8,255   CSM N.V. Cert.                       $   475,803
  16,671   Koninkliijke Numico N.V.                 793,351
  22,280   Unilever N.V.                          1,901,388
                                                 ----------
                                                $ 3,170,542
                                                 ----------

MACHINERY & EQUIPMENT - 2.3%
  12,353   Oce-Van Der Grinten                  $   443,360
                                                 ----------


METAL PRODUCTS MANUFACTURERS - 1.9%
  11,500   Hunter Douglas N.V.                  $   380,337
                                                 ----------


OIL, GAS & COAL - 9.5%
  35,300   Kon Nederlandsche Petroleum Maats    $ 1,754,958
     225   Petrofina SA                             102,509
                                                 ----------
                                                $ 1,857,467
                                                 ----------

PRINTING & PUBLISHING - 9.0%
  12,190   Telegraaf (Holdingsmij) - CVA        $   327,322
  19,450   Verenigde Nederlandse                    732,206
   3,237   Wolters Kluwer N.V.                      691,565
                                                 ----------
                                                $ 1,751,093
                                                 ----------

REAL ESTATE & OTHER FINANCIALS - 14.7%
   6,000   Aegon N.V.                           $   735,683
   1,360   Algemene Maatschappij Voor Nijver, NV    114,087
   1,300   Compagnie Benelux Paribas SA             109,242
     350   Fortis AG                                126,049
   9,743   Fortis Amev NV                           806,089
  12,590   ING Groep N.V.                           766,499
     400   Socfinasia SA                            105,294
   2,200   Sofina SA                                120,278
                                                 ----------
                                                $ 2,883,221
                                                 ----------

RETAILERS - 1.8%
     140   Colruyt ETN FR N.V.                  $   116,633
   1,300   Etablis. Delhaize Freres & Cie Le Lion   114,319
   2,400   GIB SA                                   124,964
                                                 ----------
                                                $   355,916
                                                 ----------

TRANSPORTATION - 4.5%
  27,055   TNT Post Groep N.V.                  $   870,329
                                                 ----------

UTILITIES - 2.5%
     700   Electrabel SA                        $   305,756
     940   Tractebel SA                             181,365
                                                 ----------
                                                $   487,121
                                                 ----------

MISCELLANEOUS - 6.2%
     275   Ackermans & Van Haaren SA            $   111,368
   7,431   Fugro N.V.                               173,852
  20,000   Hagemeyer N.V.                           729,516
   8,800   Koninkliijke Ahrend N.V.                 200,734
                                                 ----------
                                                $ 1,215,470
                                                 ----------

Total Investments
(identified cost, $13,275,243) - 97.6%          $19,086,477

Other Assets, Less Liabilities -  2.4%              463,423
                                                 ----------


Net Assets - 100.0%                             $19,549,900
                                                ===========






See notes to financial statements

     Statements of Assets and Liabilities
     December 31, 1998
================================================================================

                                                                        THE WRIGHT EQUIFUND EQUITY TRUST
                                                          HONG KONG/
                                                             CHINA             JAPAN           MEXICO          NETHERLANDS
                                                            SERIES            SERIES           SERIES            SERIES
----------------------------------------------------------------------------------------------------------------------------------


   ASSETS:
     Investments --
       Identified cost.................................   $ 6,641,114      $ 3,690,547       $ 9,010,177      $13,275,243
       Unrealized appreciation (depreciation)..........     1,291,847          565,355          (566,201)       5,811,234
                                                          -----------      -----------       -----------      -----------

         Total value (Note 1A).........................   $ 7,932,961      $ 4,255,902       $ 8,443,976      $19,086,477

     Cash..............................................        83,207              284           319,830          630,193
     Foreign cash......................................       135,902                -                 -                -
     Receivable for investments sold...................             -          416,422                 -                -
     Receivable for Fund shares sold...................           977            7,481            18,790           43,286
     Receivable from Investment Adviser................         3,200              750                 -                -
     Dividends receivable..............................        17,366            2,291             1,242              768
     Tax reclaim receivable............................             -               80                 -            5,264
     Deferred organization expenses (Note 1F)..........             -              240             2,152                -
                                                          -----------      -----------       -----------      -----------
         Total Assets..................................   $ 8,173,613      $ 4,683,450       $ 8,785,990      $19,765,988
                                                          -----------      -----------       -----------      -----------

   LIABILITIES:
     Payable for investments purchased.................   $   135,902      $   270,783       $         -      $         -
     Payable for Fund shares reacquired................       145,267            5,078            39,603          176,564
     Payable for open forward foreign currency
        exchange contracts (Notes 1I & 7)..............             -            2,721                 -                -
     Accrued expenses..................................         9,511            6,050             9,785           39,524
     Line of Credit (Note 9)...........................             -           34,000                 -                -
                                                          -----------      -----------       -----------      -----------
         Total Liabilities.............................   $   290,680      $   318,632       $    49,388      $   216,088
                                                          -----------      -----------       -----------      -----------

   NET ASSETS..........................................   $ 7,882,933      $ 4,364,818       $ 8,736,602      $19,549,900
                                                          ============     ============      ============     ============
   NET ASSETS CONSIST OF:
   Paid in capital.....................................   $ 9,983,587      $ 7,771,643       $11,445,421      $13,823,233
   Accumulated undistributed net realized loss
    on investment and foreign currency transactions
    (computed on the basis of identified cost).........    (3,716,482)      (3,951,719)       (2,161,252)         (17,432)
   Unrealized appreciation (depreciation) of investments and
    translation of assets and liabilities in foreign currencies
    (computed on the basis of identified cost).........     1,291,803          563,016          (566,204)       5,811,227
   Undistributed (distributions in excess of) net investment
    income.............................................       324,025          (18,122)           18,637          (67,128)
                                                          -----------      -----------       -----------      -----------
     Net assets applicable to outstanding shares.......   $ 7,882,933      $ 4,364,818       $ 8,736,602      $19,549,900
                                                          ============     ============      ============     ============
   SHARES OF BENEFICIAL INTEREST OUTSTANDING...........       855,475          605,259         1,814,850        1,670,277
                                                          ============     ============      ============     ============
   NET ASSET VALUE, OFFERING PRICE,
    AND REDEMPTION PRICE PER SHARE
    OF BENEFICIAL INTEREST (NOTE 10)...................         $9.21            $7.21             $4.81           $11.70
                                                          ============     ============      ============     ============



See notes to financial statements

     Statements of Operations
     For the Year Ended December 31, 1998
================================================================================

                                                                        THE WRIGHT EQUIFUND EQUITY TRUST
                                                          HONG KONG/
                                                             CHINA             JAPAN           MEXICO          NETHERLANDS
                                                            SERIES            SERIES           SERIES            SERIES
-------------------------------------------------------------------------------------------------------------------------------


   INVESTMENT INCOME:
     Income -
       Dividends......................................  $    269,393     $     30,756      $    254,518      $   328,941
       Less Foreign taxes.............................             -           (4,613)                -          (49,341)
                                                          -----------      -----------       -----------      -----------
         Total investment income......................  $    269,393     $     26,143      $    254,518      $   279,600
                                                          -----------      -----------       -----------      -----------

     Expenses -
       Investment Adviser fee (Note 2)................  $     46,869     $     36,190      $    103,799      $   123,437
       Administrator fee (Note 2).....................         6,256            4,833            13,837           16,458
       Compensation of Trustees not affiliated with the
         Investment Adviser or Administrator (Note 2).           410            1,893             1,960            2,005
       Custodian fee (Note 1E)........................        57,383           38,563            42,118           62,954
       Transfer & dividend disbursing agent fees......         2,684            2,912             7,270            5,844
       Distribution expenses (Note 3).................        15,623           12,064            34,600           41,146
       Audit fees.....................................        17,100           17,100            17,100           14,523
       Legal services.................................         2,357            2,202             2,202            6,312
       Registration costs.............................        16,688           11,493            15,263           12,385
       Amortization of organization expense (Note 1F).             -            1,851             3,395                -
       Interest expense...............................        10,240            3,172             4,590            8,426
       Printing.......................................        13,113            6,833            13,085           14,324
       Miscellaneous..................................         3,390            2,150             2,660            2,568
                                                          -----------      -----------       -----------      -----------
         Total expenses...............................  $    192,113     $    141,256      $    261,879      $   310,382
                                                          -----------      -----------       -----------      -----------

       Deduct-
         Reduction of Investment Adviser fee
          (Note 2)....................................  $     27,221     $     22,412      $          -      $         -
         Allocation of expenses to Investment
          Adviser (Note 2)............................         3,200              750                 -                -
         Reduction of distribution expense by
          Principal Underwriter (Note 3)..............        12,740            9,805                 -                -
         Reduction of custodian fee (Note 1E).........        24,726           11,721            13,817           26,735
                                                          -----------      -----------       -----------      -----------
           Total deducted.............................  $     67,887     $     44,688      $     13,817      $    26,735
                                                          -----------      -----------       -----------      -----------
         Net expenses.................................  $    124,226     $     96,568      $    248,062      $   283,647
                                                          -----------      -----------       -----------      -----------
           Net investment income (loss)...............  $    145,167     $    (70,425)     $      6,456      $    (4,047)
                                                          -----------      -----------       -----------      -----------


   REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on investment and foreign
      currency transactions (identified cost basis)...  $ (2,557,232)    $   (758,543)     $    714,163      $   894,501
     Change in unrealized appreciation (depreciation) of
       investments and translation of assets and liabilities
      in foreign currencies...........................     2,157,556          879,651        (8,039,713)       3,668,743
                                                          -----------      -----------       -----------      -----------
         Net realized and unrealized gain (loss)......  $   (399,676)    $    121,108      $ (7,325,550)     $ 4,563,244
                                                          -----------      -----------       -----------      -----------

         Net increase (decrease) in net assets
           from operations............................  $   (254,509)    $     50,683      $ (7,319,094)     $ 4,559,197
                                                          ============     ============      ============     ============





See notes to financial statements

     Statements of Changes in Net Assets
================================================================================

                                                                        THE WRIGHT EQUIFUND EQUITY TRUST
                                                            HONG KONG/CHINA SERIES                  JAPAN SERIES
                                                               Year Ended Dec. 31                Year Ended Dec. 31
                                                               ------------------                ------------------
                                                            1998              1997             1998              1997
------------------------------------------------------------------------------------------------------------------------


   INCREASE (DECREASE) IN NET ASSETS:

     From operations --
       Net investment income (loss)..................  $     145,167     $     85,602     $     (70,425)    $   (131,348)
       Net realized gain (loss)......................     (2,557,232)       4,142,003          (758,543)      (1,503,496)
       Change in unrealized appreciation
         (depreciation)..............................      2,157,556       (7,192,367)          879,651        1,219,790
                                                          -----------      -----------       -----------      -----------

         Increase (decrease) in net assets
           from operations...........................  $    (254,509)    $ (2,964,762)    $      50,683     $   (415,054)

     Distributions to shareholders from
       net investment income.........................       (299,066)               -                 -                -
     Distributions to shareholders from
       paid-in capital...............................       (175,733)               -                 -                -
     Undistributed net investment
       income included in price of shares
       sold and redeemed (Note 1D)...................        333,820         (559,687)                -          (17,450)
     Net increase (decrease) from Fund share
       transactions (exclusive of amounts
       allocated to net investment income)
       (Note 4)......................................      1,320,868      (23,884,246)          506,977      (12,801,277)
                                                          -----------      -----------       -----------      -----------

       Net increase (decrease) in net assets.........  $     925,380     $(27,408,695)    $     557,660     $(13,233,781)


   NET ASSETS:

     At beginning of year............................      6,957,553       34,366,248         3,807,158       17,040,939
                                                          -----------      -----------       -----------      -----------

     At end of year..................................  $   7,882,933     $  6,957,553     $   4,364,818     $  3,807,158
                                                          ===========      ===========       ===========      ===========


   UNDISTRIBUTED (DISTRIBUTIONS
     IN EXCESS OF) NET INVESTMENT
     INCOME INCLUDED IN NET ASSETS
     AT END OF YEAR..................................  $     324,025     $    151,199     $     (18,122)    $    (30,081)
                                                          ===========      ===========       ===========      ===========




See notes to financial statements

     Statements of Changes in Net Assets
================================================================================

                                                                        THE WRIGHT EQUIFUND EQUITY TRUST
                                                                 MEXICO SERIES                   NETHERLANDS SERIES
                                                               Year Ended Dec. 31                Year Ended Dec. 31
                                                               ------------------                ------------------
                                                            1998              1997             1998              1997
-----------------------------------------------------------------------------------------------------------------------------


   INCREASE (DECREASE) IN NET ASSETS:

     From operations -
       Net investment income (loss)..................  $       6,456     $    (19,266)    $      (4,047)    $     (6,673)
       Net realized gain.............................        714,163        2,649,772           894,501          789,108
       Change in unrealized appreciation
         (depreciation)..............................     (8,039,713)       5,057,394         3,668,743        1,018,221
                                                          -----------      -----------       -----------      -----------

         Increase (decrease) in net assets
           from operations...........................  $  (7,319,094)    $  7,687,900     $   4,559,197     $  1,800,656

     Distributions to shareholders
       from net realized gains......................               -                -          (676,040)        (698,428)
     Undistributed net investment income
       included in price of shares
       sold and redeemed (Note 1D)...................              -           18,637              (724)           3,359
     Net increase (decrease) from Fund
       share transactions (exclusive of
       amounts allocated to net investment
       income)  (Note 4).............................    (12,412,429)      (1,266,076)        2,692,615        4,303,237
                                                          -----------      -----------       -----------      -----------

         Net increase (decrease)
           in net assets.............................  $ (19,731,523)    $  6,440,461     $    6,575,048    $  5,408,824


   NET ASSETS:

     At beginning of year............................     28,468,125       22,027,664        12,974,852        7,566,028
                                                          -----------      -----------       -----------      -----------

     At end of year..................................  $   8,736,602     $ 28,468,125     $  19,549,900     $ 12,974,852
                                                         ============     ============      ============     ============

     DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME INCLUDED IN NET ASSETS AT END OF YEAR....  $     (18,637)    $    (66,226)    $     (67,128)    $    (24,032)
                                                         ============     ============      ============     ============




See notes to financial statements

     Financial Highlights
================================================================================

                                                                        THE WRIGHT EQUIFUND EQUITY TRUST
                                                                             HONG KONG/CHINA SERIES
                                                                             Year Ended December 31
                                                          --------------------------------------------------------------------
                                                           1998        1997(5)       1996         1995          1994
------------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of year.....               $ 11.980     $ 16.470     $ 13.030     $ 13.020     $  20.990
                                                          --------      --------     --------     --------     --------

   Income (loss) from Investment Operations:
     Net investment income(1)..............               $  0.473     $  0.110     $  0.182     $  0.368     $   0.678
     Net realized and unrealized gain (loss)(3)             (2.693)      (4.600)       3.458        (0.158)      (8.448)
                                                          --------      --------     --------     --------     --------
       Total income (loss)
         from investment operations........               $ (2.220)    $ (4.490)    $  3.640     $  0.210     $  (7.770)
                                                          --------      --------     --------     --------     --------

   Less Distributions:
     From net investment income............               $ (0.346)    $  -         $  (0.200)   $ (0.200)    $  (0.200)
     From paid-in capital..................                 (0.204)       -               -           -             -
                                                          ----------    --------     ---------     --------    ---------
       Total distributions.................               $ (0.550)    $  -         $  (0.200)   $ (0.200)    $  (0.200)
                                                          --------      --------     --------     --------     --------
   Net asset value - end of year...........               $  9.210     $ 11.980     $ 16.470     $ 13.030     $  13.020
                                                         =========     =========    =========    =========    =========
   Total Return(2) ........................                (18.65%)     (27.20%)      27.96%        1.63%       (37.03%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted).               $  7,883     $   6,958    $  34,366    $  25,399    $  19,679
     Ratio of net expenses to average net assets             2.38%(4)      1.96%(4)     1.62%(4)     1.59%(4)     1.41%
     Ratio of net investment income to
       average net assets..................                  2.32%         0.66%        1.81%        3.26%        3.93%
     Portfolio Turnover Rate...............                   254%           56%          65%         100%         131%

   (1) During the year ended December 31, 1998, the Investment Adviser and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                                           1998

   Net investment income per share.........               $  0.332
                                                         =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..............................                  3.07%
                                                         =========
     Net investment income.................                  1.63%
                                                         =========


   (2) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   (3) For the year ended  December  31,  1995,  the per share  amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Trust shares and the amounts per share realized and unrealized gains and losses at such times.
   (4) Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 1.99%, 1.72%, 1.43% and 1.34% for the years ended December 31, 1998, 1997, 1996 and 1995, respectively.
   (5) Certain per share amounts are based on average shares outstanding.

See notes to financial statements

     Financial Highlights
================================================================================

                                                                       THE WRIGHT EQUIFUND EQUITY TRUST
                                                                                 JAPAN SERIES
                                                                            Year Ended December 31
                                                          ----------------------------------------------------------------
                                                           1998        1997(6)       1996         1995         1994(2)
--------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of year.................   $  6.840     $  7.980     $  8.780     $  9.660     $  10.000
                                                          --------      --------     --------     --------     --------

   Income from Investment Operations:
     Net investment loss(1) ...........................   $ (0.112)    $ (0.100)    $ (0.095)    $ (0.045)    $  (0.050)
     Net realized and unrealized gain (loss)...........      0.482       (1.040)      (0.705)      (0.835)       (0.170)
                                                          --------      --------     --------     --------     --------
       Total gain (loss) from investment operations....   $  0.370     $ (1.140)    $ (0.800)    $ (0.880)    $  (0.220)
                                                          --------      --------     --------     --------     --------

   Less Distributions:
     From net realized gains on investments............   $  -         $  -         $  -         $  -         $  (0.120)
                                                          --------      --------     --------     --------     --------
   Net asset value - end of year.......................   $  7.210     $  6.840     $  7.980     $  8.780     $   9.660
                                                         =========     =========    =========    =========    =========
   Total Return(4).....................................      5.41%      (14.16%)      (9.11%)      (9.11%)       (2.17%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted).............   $  4,365     $   3,807    $  17,041    $  21,631    $   8,653
     Ratio of net expenses to average net assets.......      2.24% (5)    2.15% (5)    1.75% (5)    1.81% (5)     1.83% (3)
     Ratio of net investment loss to average net assets     (1.46%)      (1.24%)      (1.05%)      (0.67%)       (0.66%)(3)
     Portfolio Turnover Rate...........................       205%          112%          56%         112%          48%

   (1) During the year ended December 31, 1998, the Investment Adviser and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                           1998

   Net investment loss per share.......................   $ (0.164)
                                                         =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..........................................      2.92%
                                                         =========
     Net investment loss...............................     (2.14%)
                                                         =========


   (2) For the period from the start of business, February 14, 1994 to December 31, 1994.
   (3) Annualized.
   (4) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   (5) Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 2.00%, 1.84%, 1.65% and 1.49% for the years ended December 31, 1998, 1997, 1996 and 1995, respectively.
   (6) Certain per share amounts are based on average shares outstanding.

See notes to financial statements

     Financial Highlights
================================================================================

                                                                      THE WRIGHT EQUIFUND EQUITY TRUST
                                                                                MEXICO SERIES
                                                                           Year Ended December 31
                                                         ----------------------------------------------------------------
                                                          1998(5)      1997(5)       1996         1995         1994(1)
-------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of year.................   $  7.660     $  5.380     $  4.220     $  6.480     $  10.000
                                                          --------      --------     --------     --------     --------

   Income from Investment Operations:
     Net investment income (loss)......................   $  0.003     $ (0.000)+   $ (0.012)    $ (0.012)    $  (0.040)
     Net realized and unrealized gain (loss)...........     (2.853)       2.280        1.172       (2.175)       (2.970)
                                                          --------      --------     --------     --------     --------
       Total income (loss) from investment operations..   $ (2.850)    $  2.280     $  1.160     $ (2.187)    $  (3.010)
                                                          --------      --------     --------     --------     --------

   Less Distributions:
     From net realized gains on investments............   $  -         $  -         $  -         $ (0.030)    $  (0.510)
     In excess of net realized gains on investments....      -            -            -           (0.043)        -
                                                          --------      --------     --------     --------     --------
       Total distributions.............................   $  -         $  -         $  -         $ (0.073)    $  (0.510)
                                                          --------      --------     --------     --------     --------
   Net asset value - end of year.......................   $  4.810     $  7.660     $  5.380     $  4.220     $   6.480
                                                         =========     =========    =========    =========    =========

   Total Return(3).....................................    (37.21%)      42.38%       27.49%      (33.37%)      (30.91%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted).............   $  8,737     $  28,468    $  22,028    $  32,493    $  13,422
     Ratio of net expenses to average net assets.......      1.90%(4)      1.61%(4)     1.59%(4)     1.72%(4)     1.38% (2)
     Ratio of net investment income (loss) to average net
       assets..........................................      0.05%        (0.06%)      (0.14%)      (0.41%)      (0.98%)(2)
     Portfolio Turnover Rate...........................        24%          113%          63%         110%          85%


   (1) For the period from the start of business, August 2, 1994 to December 31, 1994.
   (2) Annualized.
   (3) Total  investment  return is  calculated  assuming a purchase  at the net asset  value on the first day and a sale at the net asset value on the last day of each period  reported.  Dividends  and  distributions,  if any,  are assumed to be invested at the net asset value on the reinvestment date.
   (4) Custodian  fees were reduced by credits  resulting from cash balances the
     Trust  maintained  with the  custodian  (Note 1E). The  computation  of net expenses to average  daily net assets  reported  above is computed  without consideration of such credits, in accordance with reporting  regulations in effect  beginning in 1995. If these credits were  considered,  the ratio of net expenses to average  daily net assets would have been reduced to 1.80%,
     1.45%,  1.41% and 1.39% for the years ended December 31, 1998,  1997,  1996 and 1995, respectively.
   (5) Certain per share amounts are based on average  shares  outstanding.
   (+) Amount represents less than $0.001 per share.

See notes to financial statements

     Financial Highlights
================================================================================

                                                                        THE WRIGHT EQUIFUND EQUITY TRUST
                                                                               NETHERLANDS SERIES
                                                                             Year Ended December 31
                                                         ----------------------------------------------------------------
                                                           1998(2)      1997(2)       1996         1995          1994
-------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of year.....               $  9.810     $  8.970     $  8.590     $  8.100     $  10.020
                                                          --------      --------     --------     --------     --------
   Income from Investment Operations:
     Net investment income (loss)(1).......               $ (0.003)    $ (0.006)    $  0.047     $ (0.004)    $  (0.060)
     Net realized and unrealized gain......                  2.370        1.396        2.943        1.490         1.150
                                                          --------      --------     --------     --------     --------
       Total income
         from investment operations........               $  2.367     $  1.390     $  2.990     $  1.486     $   1.090
                                                          --------      --------     --------     --------     --------

   Less Distributions:
     From net investment income............               $  -         $  -         $  -         $    -       $  (0.020)

     From net realized gains on investments                 (0.477)      (0.550)      (2.610)      (0.996)       (2.990)
                                                          --------      --------     --------     --------     --------
     Total distributions...................               $ (0.477)    $ (0.550)    $ (2.610)    $ (0.996)    $  (3.010)
                                                          --------      --------     --------     --------     --------
   Net asset value - end of year...........               $ 11.700     $  9.810     $  8.970     $  8.590     $   8.100
                                                         =========     =========    =========    =========    =========
   Total Return(3) ........................                 24.46%       15.44%       36.56%       18.84%        11.68%
   Annualized Ratios/Supplemental Data:
     Net assets, end of year (000 omitted).               $ 19,550     $  12,975    $   7,566    $   7,218    $   3,951
     Ratio of net expenses to average net assets(1)          1.88%(4)      1.86%(4)     2.22%(4)     2.26%(4)     1.93%
     Ratio of net investment income (loss) to
       average net assets(1)...............                 (0.02%)      (0.05%)       0.83%       (0.13%)        0.13%
     Portfolio Turnover Rate...............                    88%          29%         124%          87%          101%

   (1) During certain periods presented, either the Investment Adviser, the Administrator and/or the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income (loss) per share and the ratios would have been as follows:

                                                                                      1996         1995

   Net investment income (loss) per share..                                         $  0.038     $ (0.018)
                                                                                    =========    =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..............................                                            2.38%        2.45%
                                                                                    =========    =========
     Net investment income (loss)..........                                            0.67%       (0.58%)
                                                                                    =========    =========


   (2) Certain per share amounts are based on average  shares  outstanding.
   (3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   (4) Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 1.72%, 1.72%, 1.99% and 2.00% for the years ended December 31, 1998, 1997, 1996 and 1995, respectively.


See notes to financial statements

Notes to Financial Statements
================================================================================

(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright EquiFund Equity Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of four active diversified series (Funds), Wright EquiFund-Hong Kong/China (Hong Kong/China series); Wright EquiFund - Japan (Japan series); Wright EquiFund - Mexico (Mexico series); and Wright EquiFund - Netherlands (Netherlands series). The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Securities, including foreign securities, listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices, if those prices are deemed to be representative of market values at the close of business. Securities traded on more than one U.S. or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities, if those prices are deemed to be representative of market values at the close of business. Securities traded over-the-counter, unlisted securities and listed securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices or, if such bid and asked prices are not available, at prices supplied by a pricing agent, unless such prices are deemed not to be representative of market values at the close of business. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business and other assets are appraised at their fair value as determined in good faith according to guidelines established by the Trustees of the Trust. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation - Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

C. Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 1998, the Trust, for federal income tax purposes, had a capital loss carryover of $2,620,342 for the Hong Kong/China series, $3,760,236 for the Japan series, $1,419,070 for the Mexico series, and $156,279 for the Netherlands series, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective Fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

           Hong Kong/                         Nether-
Dec.         China       Japan     Mexico      lands
-------------------------------------------------------------------------------

2003      $165,578    $1,460,778   $1,419,070      -
2005            -      1,302,416          -        -
2006     2,454,764       997,042          -     156,279

-------------------------------------------------------------------------------

     At December 31, 1998, net capital losses of $74,042 for the Hong Kong/China series and $886 for the Japan series attributable to security transactions incurred after October 31, 1998 are treated as arising on the first day of the Fund's next taxable year.

     Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

D. Equalization - The Trust follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares, on a per-share basis, equivalent to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

E. Expense Reduction - The Fund has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances is used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statements of Operations.

F. Deferred Organization Expenses - Costs incurred by the Trust in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years from commencement of operations of each series.

G. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

H. Distributions - Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in only temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

     During the year ended December 31,1998, the following amounts were reclassified due to differences between book and tax accounting created primarily by equalization accounting, the unavailability of a tax benefit for operating losses and character reclassifications between net investment income and net realized capital gains.

                            Accumulated Undistrib-
                            uted Net Realized Gain
                            (Loss) on Investment     Undistributed
                Paid-In     and Foreign Currency     Net Investment
                Capital     Transactions              Income (Loss)
-------------------------------------------------------------------------------

Hong Kong/China     -            7,095                  (7,095)
Japan            (72,843)       (9,541)                 82,384
Mexico          (143,983)       65,576                  78,407
Netherlands      354,751      (316,426)                (38,725)

The changes had no effect on the net asset value per share.

I. Forward Foreign Currency Exchange Contracts - The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Trust will enter into forward contracts for hedging purposes in connection with purchases and sales of securities denominated in foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

J. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.


(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged The Winthrop Corporation ("Winthrop") to act as investment adviser to the Funds pursuant to the respective Investment Advisory contracts. Pursuant to a service agreement between Winthrop and its wholly-owned subsidiary, Wright Investors' Service, Inc. ("Wright"), Wright furnishes each Fund with investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of each series' average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the year ended December 31, 1998, the effective annual rate was 0.75% for all series. To enhance the net income of the Hong Kong/China and Japan series, Wright made a reduction of its management fee by $27,221 and $22,412, respectively. In addition, $3,200 and $750 of expenses of the Hong Kong/China and Japan series, respectively, was allocated to the investment adviser. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of each series' average daily net assets, which rate is reduced as average daily net assets exceed certain levels. For the year ended December 31, 1998, the effective annual rate was 0.10% for the Hong Kong/China, Japan, Mexico, and Netherlands series.

     Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations. Except as to Trustees of the Trust who are not affiliated with Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Eaton Vance and Wright.


(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the Funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a wholly-owned subsidiary of Winthrop, an annual rate of 0.25% of each series' average daily net assets for activities primarily intended to result in the sale of each series' shares. For the year ended December 31, 1998, the Principal Underwriter made a reduction of its fees to the Hong Kong/China, and Japan series by $12,740 and $9,805, respectively.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares for the periods ended were as follows:

                                                         Year Ended                       Year Ended
                                                      December 31, 1998                December 31, 1997
                                                    Shares        Amount             Shares       Amount
---------------------------------------------------------------------------------------------------------------------

HONG KONG/CHINA SERIES
   Sales                                        5,168,279     $ 46,435,268          1,590,805   $ 21,714,438
   Issued to shareholders in payment
     of distributions declared                     44,759          439,310                  -              -
   Redemptions                                 (4,938,190)     (45,553,710)        (3,097,095)   (45,598,684)
                                                 ---------    ------------           ---------  ------------
     Net Increase (Decrease)                      274,848     $  1,320,868         (1,506,290)  $(23,884,246)
                                                ==========    =============         ==========   =============

JAPAN SERIES
   Sales                                        2,508,187     $ 16,839,289           2,111,367  $ 17,100,885
   Redemptions                                 (2,459,335)     (16,332,312)        (3,689,979)   (29,902,162)
                                                 ---------    ------------           ---------  ------------
       Net Increase (Decrease)                     48,852     $    506,977         (1,578,612)  $(12,801,277)
                                                ==========    =============         ==========   =============

MEXICO SERIES
   Sales                                        1,939,804     $ 11,007,676          7,149,107   $ 49,729,759
   Redemptions                                 (3,839,379)     (23,420,105)        (7,528,473)   (50,995,835)
                                                 ---------    ------------           ---------  ------------
       Net Decrease                            (1,899,575)    $(12,412,429)          (379,366)  $ (1,266,076)
                                                ==========    =============         ==========   =============

NETHERLANDS SERIES
   Sales                                        1,942,481     $ 21,885,393          1,342,976   $ 12,946,759
   Issued to shareholders in payment
     of distributions declared                     58,757          644,424             68,767        662,588
   Issued in exchange for shares
     of Belgium/Luxembourg series                 234,280        2,581,773                  -              -
   Redemptions                                 (1,887,595)     (22,418,975)          (933,166)    (9,306,110)
                                                 ---------    ------------           ---------  ------------
       Net Increase                               347,923     $  2,692,615            478,577   $  4,303,237
                                                ==========    =============         ==========   =============


(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended December 31, 1998, were as follows:

                            Purchases        Sales                       Purchases        Sales
---------------------------------------------------------------------------------------------------

Hong Kong/China            $16,962,537   $14,621,712      Mexico        $3,314,262   $14,719,932
Japan                        9,850,897     9,484,321      Netherlands   15,607,206    13,988,595
---------------------------------------------------------------------------------------------------

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and gross and net unrealized appreciation/depreciation of the investment securities owned at December 31, 1998, as computed on a federal income tax basis, are as follows:

                                                               Gross             Gross          Net Unrealized
                                         Aggregate          Unrealized        Unrealized         Appreciation
  SERIES                                   Cost            Appreciation   -  Depreciation   =   (Depreciation)
-----------------------------------------------------------------------------------------------------------------

  Hong Kong/China                      $   7,823,830       $    167,272   - $     58,141    =   $    109,131
                                       ============                                             ===========
  Japan                                $   3,881,144       $    433,243   - $     58,485    =   $    374,758
                                       ============                                             ===========
  Mexico                               $   9,521,324       $  1,075,209   - $  2,152,557    =   $ (1,077,348)
                                       ============                                             ===========
  Netherlands                          $  13,314,640       $  6,212,566   - $    440,729    =   $  5,771,837
                                       ============                                             ===========


(7)  FINANCIAL INSTRUMENTS

     The Funds regularly trade financial instruments with off-balance sheet risk in the normal course of their investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     As of December 31, 1998, the Japan series had the following forward foreign currency exchange contracts open:

                                                                                                    Net
  Settlement                            Contracts         In Exchange For       Contracts       Unrealized
     Date         Currency              to Deliver      (in U. S. Dollars)      at Value       Appreciation
                                                                                              (Depreciation)
----------------------------------------------------------------------------------------------------------------

  SALES

    1/6/99        Japanese Yen         $47,276,435            $410,350          $416,764          ($6,414)
                                      ============        ============       ===========       ===========
  PURCHASES
    1/5/99        Japanese Yen         $30,741,950            $267,275          $270,968           $3,693
                                      ============        ============       ===========       ===========

At December 31, 1998, the Japan Series had sufficient cash and/or securities to cover any commitments under these contracts.

(8)  RISKS ASSOCIATED WITH FOREIGN
     INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     Settlement of securities transactions in foreign countries may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Trust's assets. The Trust may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

(9)  LINE OF CREDIT

     The Funds participate with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit, is allocated among the participating funds at the end of each quarter. The Japan series had $34,000 outstanding on the line of credit as of December 31, 1998. The Funds did not have significant borrowings or allocated fees during the year ended December 31, 1998.

(10) CONTINGENT DEFERRED SALES
     CHARGE (CDSC)

     Effective October 12, 1998, shares that are redeemed within six months of purchase will be subject to a 1% redemption fee. This redemption fee will be paid by each redeeming shareholder to, and retained by, the respective Fund. No CDSC is imposed on shares of the Funds purchased by an investor making an investment through an investment advisor, financial planner, broker, or other intermediary that charges a fee for its services. For the year ended December 31, 1998, the following amounts of CDSC were paid by shareholders to the Funds:

         Fund                       CDSC Fee

         Hong Kong/China             $43,258
         Japan                        15,402
         Mexico                        4,082
         Netherlands                   2,056


(11) REORGANIZATION

     Pursuant to the Agreement and Plan of Reorganization by and between the Belgium/Luxembourg Series and the Netherlands Series, as of the close of business on December 18, 1998, all of the assets and liabilities of the Belgium/Luxembourg Series were contributed to the Netherlands Series in a tax-free exchange. The details of this transaction are as follows:

Shares issued by the
   Netherlands series                       234,280
Value of shares issued by the
   Netherlands series                 $   2,581,773
Total net assets of the
   Belgium/Luxembourg series          $   2,581,773
Total net assets of the
   Netherlands series
   prior to acquisition               $  16,197,010
Total net assets of the
   Netherlands series
   after acquisition                  $  18,778,783
Belgium/Luxembourg series
   unrealized appreciation            $     879,811


(12) Effective January 1,1999, the Netherlands, along with certain other European countries, have adopted the Euro as its common currency. Existing national currencies of these countries will be sub-currencies of the Euro until July 1, 2002, when the old currencies disappear entirely. The conversion to Euro impacts only the Netherlands series and there is no financial statement implication as of December 31, 1998.

Independent Auditors' Report
==============================





To the Trustees and Shareholders of
The Wright EquiFund Equity Trust:

       We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Wright EquiFund Equity Trust (the Trust) (comprising, respectively, of Hong Kong/China, Japan, Mexico, and Netherlands Series) as of December 31, 1998 and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997 and the financial highlights for each of the years in the five-year period ended December 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Series constituting The Wright EquiFund Equity Trust as of December 31, 1998, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 29, 1999

EquiFund
THE WRIGHT EQUIFUND
EQUITY TRUST


Annual Report

Officers and Trustees of the Funds

Peter M. Donovan, President and Trustee
H. Day Brigham, Jr., Vice President , Secretary and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President and Trustee
Dorcas R. Hardy, Trustee
Leland Miles, Trustee
Lloyd F. Pierce, Trustee
Richard E. Taber, Trustee
Raymond Van Houtte, Trustee
James L. O'Connor, Treasurer
William J. Austin, Jr., Assistant Treasurer

Administrator

Eaton Vance Management
24 Federal Street
Boston, Massachusetts 02110

Investment Adviser

Wright Investors' Service
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

Principal Underwriter

Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

Custodian

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Transfer and Dividend Disbursing Agent

First Data Investor Services Group
Wright Managed Investment Funds
P.O. Box 5156
Westborough, Massachusetts 01581-9698

Independent Auditors

Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.